Vanguard Commodity Strategy Fund Annual Fund Operating Expenses - Admiral Prospectus [Member] - Vanguard Commodity Strategy Fund - Admiral Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.16%